Inventories	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories [text block]
12 INVENTORIES

	06/30/2026	12/31/2025
Finished goods
Pulp
Domestic	920,994	644,881
Foreign	1,903,958	1,713,394
Paper
Domestic	649,370	587,216
Foreign	499,470	507,999
Work in process	144,837	113,212
Raw materials
Wood	2,137,868	2,267,720
Operating supplies and packaging	1,117,216	1,037,696
Spare parts and other	1,491,202	1,491,820

Estimated losses	(205,080)	(208,091)
	8,659,835	8,155,847
12.1 Roll-forward of estimated losses

	06/30/2026	12/31/2025
Opening balance	(208,091)	(97,934)
(Provisions)/Reversals, net	(16,193)	(141,635)
Write-offs	19,204	31,478
Closing balance	(205,080)	(208,091)
On June 30, 2026 and 2025, there were no inventory items pledged as collateral.